Treasury risk management - Disclosure of Impact of Interest Rate Swaps and Cross-Currency Swaps (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Impact Of Interest Rate Swaps And Cross Currency Swaps [Line Items]
Current financial liabilities	€ (2,582)	€ (6,987)
Non-current financial liabilities	(25,696)	(25,066)
Total financial liabilities	(28,278)	(32,053)	€ (29,622)
Less: lease liabilities	(1,326)	(1,486)
Financial liabilities (excluding lease liabilities)	26,952	30,567
Fixed and Floating Interest Rate
Disclosure Of Impact Of Interest Rate Swaps And Cross Currency Swaps [Line Items]
Current financial liabilities	(2,582)	(6,987)
Non-current financial liabilities	(25,696)	(25,066)
Fixed rate (weighted average amount of fixing for the following year)	€ (22,228)	€ (21,151)